STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended		110 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Net loss	$ (2,356,903)	$ (965,252)	$ (7,435,422)	$ (4,560,263)	$ (31,480,426)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	139,771	144,174	584,841	580,114	2,416,038
Stock-based compensation	417,353	58,462	907,460	353,340	2,854,873
Intrinsic value of beneficial conversion feature associated with convertible debt			257,973	213,792	471,765
Issuance of stock for technology and services					89,520
Impairment of intangible assets				19,671	19,671
Loss on disposal of fixed assets			6,009		36,477
Loss on derivative warrants	28,846		12,158		12,158
Changes in:
Prepaid expenses and other current assets	71,667	(5,458)	(175,883)	18,584	(238,797)
Accounts payable and accrued liabilities	(6,412)	293,383	(294,969)	(322,707)	97,912
Accrued interest		145,802	158,673	305,049	463,722
Deferred rent	2,987	4,323	9,070	9,973	124,381
Cash used in operating activities	(1,702,691)	(324,566)	(5,970,090)	(3,382,447)	(25,132,706)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash acquired in a business combination			905,649		905,649
Purchases of fixed assets	(15,149)		(118,411)	(1,652)	(5,486,592)
Proceeds from sale of fixed assets					7,000
Purchases of short-term certificates of deposit					(5,500,730)
Proceeds from short-term certificates of deposit					5,500,730
Change in restricted cash			500,000		(55,000)
Payment for intangible assets					(19,671)
Cash provided by (used in) investing activities	(15,149)		1,287,238	(1,652)	(4,648,614)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of convertible notes				2,720,985	2,720,985
Proceeds from long-term obligations				450,000	1,677,945
Payments on long-term obligations		(49,998)	(675,743)	(190,789)	(1,227,944)
Payments on capital lease obligations	(544)	(508)	(2,085)	(1,944)	(4,648)
Proceeds from issuance of common stock, net of issuance costs			10,164,546		31,874,254
Proceeds from exercise of warrant					250,000
Repurchase of common stock					(31,667)
Cash paid in lieu of fractional shares in a business combination			(145)		(145)
Change in deferred issuance costs			28,500	99,461	28,500
Cash provided by (used in) financing activities	(544)	(50,506)	9,515,073	3,077,713	35,287,280
INCREASE (DECREASE) IN CASH AND EQUIVALENTS	(1,718,384)	(375,072)	4,832,221	(306,386)	5,505,960
CASH AND EQUIVALENTS AT BEGINNING OF PERIOD	5,505,960	673,739	673,739	980,125
CASH AND EQUIVALENTS AT END OF PERIOD	3,787,576	298,667	5,505,960	673,739	5,505,960
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest paid		11,563	13,716	54,454	208,689
Fair value of derivative warrants reclassified to additional paid-in capital upon cashless exercise	19,754		48,339		48,339
Issuance of common stock upon conversion of notes payable and accrued interest			3,184,707		3,184,707
Fair value of assets acquired in exchange for securities in a business combination			78,407		78,407
Fair value of liabilities assumed in exchange for securities in a business combination			(439,615)		(439,615)
Excess of purchase price over net assets acquired in a business combination			$ 1,675,462		$ 1,675,462